Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash at bank	$ 3,611	$ 5,239	$ 7,946
Accounts receivables	0	4	2
Other receivables	20	14	12
Inventory	34	23	41
Security deposit	28	28	23
Prepaid expenses and other current assets	200	20	2
Total current assets	3,893	5,328	8,026
Non-current assets
Property and equipment	28	25	33
Operating lease right-of-use asset, net	422	136	0
Security deposit	0	0	17
Total assets	4,343	5,489	8,076
Current liabilities
Accounts payable and accrued liabilities	1,772	1,894	1,074
Operating lease liability due within one year	58	144	0
Total current liabilities	1,830	2,038	1,074
Long term operating lease liability	368	3	0
Total liabilities	2,198	2,041	1,074
Equity
Share capital - unlimited authorized shares at no par value.77,961, 71,218 and 64,676 shares outstanding at December 31, 2020, 2019 and 2018, respectively	151,722	136,554	126,684
Share capital subscription receivable	(589)	(589)	(868)
Additional paid-in capital	31,037	35,770	36,299
Accumulated deficit	(180,025)	(168,287)	(155,113)
Total Stockholders' equity (deficit)	2,145	3,448	7,002
Subsequent events
Total liabilities and stockholders' equity (deficit)	$ 4,343	$ 5,489	$ 8,076